Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Revenue
Hardware and other	$ 6,902	$ 14,031	$ 16,416
Service and software	4,171	4,392	3,491
Total revenue	11,073	18,423	19,907
Cost of sales
Hardware and other	7,060	11,217	10,516
Service and software	579	631	566
Total cost of sales	7,639	11,848	11,082
Gross margin	3,434	6,575	8,825
Operating expenses
Research and development	1,509	1,556	1,351
Selling, marketing and administration	2,111	2,600	2,400
Amortization	714	567	438
Impairment of goodwill	335	355
Total operating expenses	4,669	5,078	4,189
Operating income (loss)	(1,235)	1,497	4,636
Investment income, net	15	21	8
Income (loss) from continuing operations before income taxes	(1,220)	1,518	4,644
Provision for (recovery of) income taxes	(592)	347	1,233
Income (loss) from continuing operations	(628)	1,171	3,411
Loss from discontinued operations, net of tax	(18)	(7)
Net income (loss)	$ (646)	$ 1,164	$ 3,411
Earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$ (1.20)	$ 2.23	$ 6.36
Basic loss per share from discontinued operations	$ (0.03)	$ (0.01)
Total basic earnings (loss) per share	$ (1.23)	$ 2.22	$ 6.36
Diluted earnings (loss) per share from continuing operations	$ (1.20)	$ 2.23	$ 6.34
Diluted loss per share from discontinued operations	$ (0.03)	$ (0.01)
Total diluted earnings (loss) per share	$ (1.23)	$ 2.22	$ 6.34